CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net revenues	$ 82,954	$ 147,947	$ 154,827
Cost of revenues	47,972	54,280	49,794
Gross profit	34,982	93,667	105,033
Operating expenses:
Selling and marketing	38,340	62,198	47,926
Research and development	50,675	77,956	71,558
General and administrative	51,429	49,275	33,577
Impairment of intangible assets	714	208
Impairment of goodwill	46,864
Restructuring cost	6,354	3,475
Total operating expenses	194,376	193,112	153,061
Loss from operations	159,394	99,445	48,028
Other income	636	1,039	2,446
Exchange (loss) gain on offshore bank accounts	(2,277)	1,476	(1,769)
Interest income	12,677	12,778	20,029
Realized gain on short-term investments	139,265	56,022	4,317
Impairment of short-term investments		(2,098)
Impairment of equity method investments		(23,025)
Loss before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of tax	(9,093)	(53,253)	(23,005)
Income tax (expenses) benefit	(6,517)	3,980	(1,384)
(Loss) before earnings (loss) in equity method investments and noncontrolling interest, net of tax	(15,610)	(49,273)	(24,389)
Earnings (loss) in equity method investments, net of tax	49,015	20,317	(7,471)
Income (loss) from continuing operations	33,405	(28,956)	(31,860)
Discontinued operations:
Loss from the operations of the discontinued operations, net of tax benefits of $464, $3,473 and $321 for the years ended December 31, 2012, 2013 and 2014, respectively	(30,809)	(40,068)	(43,193)
Gain on deconsolidation of the subsidiaries, net of tax of $nil for the years ended December 31, 2012, 2013 and 2014, respectively	489	132,665
Gain on disposal of equity method investment, net of tax expense of $nil, $nil and $6,027 for the years ended December 31, 2012, 2013 and 2014, respectively	56,993
Gain (loss) from discontinued operations, net of tax expense (benefits) of $(464), $(3,473) and $5,706 for the years ended December 31, 2012, 2013 and 2014, respectively	26,673	92,597	(43,193)
Net income (loss)	60,078	63,641	(75,053)
Net loss attributable to the noncontrolling interest	382	92	27
Net income (loss) from continuing operations attributable to Renren Inc.	33,787	(28,864)	(31,833)
Net income (loss) from discontinued operations attributable to Renren Inc.	26,673	92,597	(43,193)
Net income (loss) attributable to Renren Inc.	$ 60,460	$ 63,733	$ (75,026)
Net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ 0.03	$ (0.03)	$ (0.03)
Diluted (in dollars per share)	$ 0.03	$ (0.03)	$ (0.03)
Net income (loss) per share from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)	$ 0.03	$ 0.08	$ (0.04)
Diluted (in dollars per share)	$ 0.03	$ 0.08	$ (0.04)
Net income (loss) per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ 0.06	$ 0.06	$ (0.07)
Diluted (in dollars per share)	$ 0.06	$ 0.06	$ (0.07)
Weighted average number of shares used in calculating net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,059,446,436	1,118,091,879	1,151,659,545
Diluted (in shares)	1,067,631,709	1,118,091,879	1,151,659,545
Weighted average number of shares used in calculating net income (loss) per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,059,446,436	1,118,091,879	1,151,659,545
Diluted (in shares)	1,067,631,709	1,130,739,922	1,151,659,545